Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

The following are the weighted-average assumptions used for grants issued:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Volatility	23.85%	32.84%	30.88%
Risk-free interest rate	1.88%	2.16%	1.52%
Expected term (years)	6.5	6.5	6.5
Dividend yield	—	—	—
Grant-date fair value	$5.74	$5.15	$2.14

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

The following table summarizes stock option activity during the year and also presents stock options outstanding and exercisable as of March 31, 2016 (dollars in millions, except for per share data):

	Number of Shares	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2015	4,366,297	$6.24
Granted	—	$—
Exercised	(4,700)	$12.94
Forfeited	(26,670)	$14.74
Expired	(2,357)	$7.06

Options outstanding at March 31, 2016	4,332,570	$6.18

Options exercisable at March 31, 2016	2,312,636	$5.75

The following table summarizes stock option activity during the year and also presents stock options outstanding and exercisable as of December 31, 2015 (dollars in millions, except for per share data):

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	4,671,639	$5.88
Granted	110,825	$20.00
Exercised	(396,010)	$5.68
Forfeited	(14,700)	$13.47
Expired	(5,457)	$6.12

Outstanding, December 31, 2015	4,366,297	$6.24	7.09	$54.7

Exercisable, December 31, 2015	2,225,613	$5.72	6.99	$29.0

Schedule of restricted stock awards activity

The following table summarizes restricted stock activity for the year ended December 31, 2015:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards at December 31, 2014	—	$—
Granted	46,750	20.00
Vested	(46,750)	20.00
Forfeited	—	—

Restricted stock awards at December 31, 2015	—	—

Schedule of Unrecognized Compensation Cost, Nonvested Awards

Unrecognized stock-based compensation related to outstanding unvested stock options is expected to be recognized in the Company’s statements of income as follows (by fiscal year):

(dollars in thousands)
2016 (period from April 1, to December 31, 2016)	$1,458
2017	1,865
2018	331
2019	135
2020	60

Total	$3,849

Unrecognized stock-based compensation expense related to outstanding unvested stock options is expected to be recognized in the Company’s statements of income as follows (by fiscal year):

(dollars in thousands)
2016	$1,857
2017	1,709
2018	309
2019	121
2020	51

Total	$4,047